Common Stock - Additional Information (Detail) $ / shares in Units, $ in Millions				12 Months Ended
	Nov. 26, 2013 USD ($) $ / shares shares	Oct. 29, 2013	Feb. 25, 2013 shares	Dec. 31, 2015	Feb. 13, 2013 USD ($)
Class of Stock [Line Items]
Common stock subscribed, value | $					$ 75.0
Common stock issued, shares			7,500,000
Stock split				The number of shares of common stock outstanding reflects a 3-for-1 stock split that was effected on October 29, 2013.
Common stock, split ratio		3
Initial Public Offering [Member]
Class of Stock [Line Items]
Common stock issued, shares	13,800,000
Common stock issued, price per share | $ / shares	$ 19.00
Initial Public Offering [Member] | Underwriters Option To Purchase Units [Member]
Class of Stock [Line Items]
Common stock issued, shares	1,800,000
Initial Public Offering [Member] | Company Stock [Member]
Class of Stock [Line Items]
Common stock issued, shares	9,030,000
Proceed from initial public offer | $	$ 156.4
Initial Public Offering [Member] | Selling Stockholders [Member]
Class of Stock [Line Items]
Common stock issued, shares	4,800,000